UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23358

 NAME OF REGISTRANT:                     Angel Oak Financial Strategies
                                         Income Term Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Rd. NE, Suite 1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Adam Langley
                                         c/o Angel Oak Capital Advisors, LLC
                                         3344 Peachtree Rd. NE, Suite 1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Angel Oak Financial Strategies Income Term Trust
--------------------------------------------------------------------------------------------------------------------------
 AGNC INVESTMENT CORP.                                                                       Agenda Number:  935775645
--------------------------------------------------------------------------------------------------------------------------
        Security:  00123Q104
    Meeting Type:  Annual
    Meeting Date:  20-Apr-2023
          Ticker:  AGNC
            ISIN:  US00123Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Donna J. Blank                      Mgmt          For                            For

1b.    Election of Director: Morris A. Davis                     Mgmt          For                            For

1c.    Election of Director: Peter J. Federico                   Mgmt          For                            For

1d.    Election of Director: John D. Fisk                        Mgmt          For                            For

1e.    Election of Director: Andrew A. Johnson,                  Mgmt          For                            For
       Jr.

1f.    Election of Director: Gary D. Kain                        Mgmt          For                            For

1g.    Election of Director: Prue B. Larocca                     Mgmt          For                            For

1h.    Election of Director: Paul E. Mullings                    Mgmt          For                            For

1i.    Election of Director: Frances R. Spark                    Mgmt          For                            For

2.     Advisory vote to approve the compensation                 Mgmt          For                            For
       of our named executive officers.

3.     Advisory vote on the frequency of future                  Mgmt          1 Year                         For
       advisory votes on executive compensation.

4.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as our independent public
       accountant for the year ending December 31,
       2023.

5a.    Approve amendments to our Amended and                     Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend
       certain provisions of our Amended and
       Restated Certificate of Incorporation.

5b.    Approve amendments to our Amended and                     Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: amend our
       Fourth Amended and Restated Bylaws.

5c.    Approve amendments to our Amended and                     Mgmt          For                            For
       Restated Certificate of Incorporation
       eliminating supermajority voting
       requirements for stockholders to: remove
       directors.




--------------------------------------------------------------------------------------------------------------------------
 ANNALY CAPITAL MANAGEMENT, INC.                                                             Agenda Number:  935793807
--------------------------------------------------------------------------------------------------------------------------
        Security:  035710839
    Meeting Type:  Annual
    Meeting Date:  17-May-2023
          Ticker:  NLY
            ISIN:  US0357108390
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Francine J. Bovich                  Mgmt          For                            For

1b.    Election of Director: David L. Finkelstein                Mgmt          For                            For

1c.    Election of Director: Thomas Hamilton                     Mgmt          For                            For

1d.    Election of Director: Kathy Hopinkah Hannan               Mgmt          For                            For

1e.    Election of Director: Michael Haylon                      Mgmt          For                            For

1f.    Election of Director: Martin Laguerre                     Mgmt          For                            For

1g.    Election of Director: Eric A. Reeves                      Mgmt          For                            For

1h.    Election of Director: John H. Schaefer                    Mgmt          For                            For

1i.    Election of Director: Glenn A. Votek                      Mgmt          For                            For

1j.    Election of Director: Vicki Williams                      Mgmt          For                            For

2.     Advisory approval of the Company's                        Mgmt          For                            For
       executive compensation.

3.     Advisory vote on the frequency of future                  Mgmt          1 Year                         For
       advisory votes to approve the Company's
       executive compensation.

4.     Amendment to the Company's Charter to                     Mgmt          For                            For
       decrease the number of authorized shares of
       stock.

5.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending December 31, 2023.

6.     Advisory stockholder proposal to further                  Shr           Against                        For
       reduce the ownership threshold to call a
       special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ELLINGTON FINANCIAL INC.                                                                    Agenda Number:  935797615
--------------------------------------------------------------------------------------------------------------------------
        Security:  28852N109
    Meeting Type:  Annual
    Meeting Date:  16-May-2023
          Ticker:  EFC
            ISIN:  US28852N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Stephen J. Dannhauser                                     Mgmt          For                            For
       Lisa Mumford                                              Mgmt          For                            For
       Laurence E. Penn                                          Mgmt          For                            For
       Edward Resendez                                           Mgmt          For                            For
       Ronald I. Simon, Ph.D.                                    Mgmt          For                            For

2.     The approval of an amendment to our                       Mgmt          For                            For
       Certificate of Incorporation to increase
       the total authorized number of shares of
       common stock for issuance from 100,000,000
       to 200,000,000 shares with a corresponding
       increase in the total authorized number of
       shares from 200,000,000 to 300,000,000.

3.     The approval, on an advisory basis, of the                Mgmt          For                            For
       compensation of the named executive
       officers.

4.     The approval, on an advisory basis, of the                Mgmt          1 Year                         For
       frequency of a stockholder vote to approve
       the compensation of our named executive
       officers.

5.     The ratification of PricewaterhouseCoopers                Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for the year ending
       December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 PENNYMAC MORTGAGE INVESTMENT TRUST                                                          Agenda Number:  935833221
--------------------------------------------------------------------------------------------------------------------------
        Security:  70931T103
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2023
          Ticker:  PMT
            ISIN:  US70931T1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting:
       Preston DuFauchard

1b.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting: Nancy
       McAllister

1c.    Election of Class II Trustee for a term                   Mgmt          For                            For
       expiring at the 2026 Annual Meeting: Stacey
       D. Stewart

2.     To ratify the appointment of our                          Mgmt          For                            For
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2023.

3.     To approve, by non-binding vote, our                      Mgmt          For                            For
       executive compensation.

4.     Advisory vote on the frequency with which                 Mgmt          1 Year                         For
       we hold advisory votes on our executive
       compensation.




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 REDWOOD TRUST, INC.                                                                         Agenda Number:  935804080
--------------------------------------------------------------------------------------------------------------------------
        Security:  758075402
    Meeting Type:  Annual
    Meeting Date:  23-May-2023
          Ticker:  RWT
            ISIN:  US7580754023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Greg H. Kubicek                     Mgmt          For                            For

1.2    Election of Director: Christopher J. Abate                Mgmt          For                            For

1.3    Election of Director: Armando Falcon                      Mgmt          For                            For

1.4    Election of Director: Douglas B. Hansen                   Mgmt          For                            For

1.5    Election of Director: Debora D. Horvath                   Mgmt          For                            For

1.6    Election of Director: George W. Madison                   Mgmt          For                            For

1.7    Election of Director: Georganne C. Proctor                Mgmt          For                            For

1.8    Election of Director: Dashiell I. Robinson                Mgmt          For                            For

1.9    Election of Director: Faith A. Schwartz                   Mgmt          For                            For

2.     To ratify the appointment of Grant Thornton               Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for 2023.

3.     To vote on a non-binding advisory                         Mgmt          For                            For
       resolution to approve named executive
       officer compensation.

4.     To vote on a non-binding advisory                         Mgmt          1 Year                         For
       resolution to approve the frequency of
       holding an advisory vote on named executive
       officer compensation.

5.     To vote on an amendment to our Amended and                Mgmt          For                            For
       Restated 2014 Incentive Award Plan.




--------------------------------------------------------------------------------------------------------------------------
 RITHM CAPITAL CORP.                                                                         Agenda Number:  935815425
--------------------------------------------------------------------------------------------------------------------------
        Security:  64828T201
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  RITM
            ISIN:  US64828T2015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David Saltzman                                            Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as independent registered public
       accounting firm for Rithm Capital Corp. for
       fiscal year 2023.

3.     To approve (on a non-binding advisory                     Mgmt          For                            For
       basis) the compensation of our named
       executive officers as described in the
       accompanying materials.

4.     To recommend (on a non-binding advisory                   Mgmt          1 Year                         For
       basis) the frequency of an advisory vote on
       the compensation of our named executive
       officers in future years.

5.     To approve the Rithm Capital Corp. 2023                   Mgmt          For                            For
       Omnibus Incentive Plan.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Financial Strategies Income Term Trust
By (Signature)       /s/ Adam Langley
Name                 Adam Langley
Title                Principal Executive Officer
Date                 08/16/2023